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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
            Check here if Amendment [ ]; Amendment Number:___________

                        This Amendment (Check only one.):
                              [ ]  is a restatement.
                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106


Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

May 17, 1999
_____________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         20

Form 13F Information Table Value Total:

         $102,533 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



                                                     Value                   Put/  Investment   Other             Voting
                                                                                                                Authority
Name of Issuer                Title of  CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole     Share     None
--------------                --------  -----     --------  -------- ------ ----  ----------  --------   ----     -----     ----
                               Class                        prn amt
                               -----                        -------

BMC Software Inc                COM   098586100   34,442     929,296     SH           SOLE               929,296
Cash Amer Intl Inc              COM   14754D100      837      65,000     SH           SOLE                65,000
Calypte Biomed                  COM   131722100      275     100,000     SH           SOLE               100,000
Computer Assoc Intl Inc         COM   204912109   13,489     377,085     SH           SOLE               377,085
Exodus Communications Inc       COM   302088109    1,740      12,934     SH           SOLE                12,934
Grey Wolf Inc                   COM   397888108    1,591   1,105,000     SH           SOLE             1,105,000
Ikon Office Solutions Inc       COM   451713101       82       6,365     SH           SOLE                 6,365
MGC Communications Inc          COM   552763302      357      42,857     SH           SOLE                42,857
Objective Sys Integrators Inc   COM   674424106      620     181,819     SH          OTHER                         181,819
OEC-Medical Sys Inc             COM   670828102    1,731      75,250     SH           SOLE                75,250
Omnipoint Corp                  COM   68212D102    5,352     370,669     SH          OTHER                         370,669
Perkin Elmer Corp               COM   714041100   13,757     141,742     SH           SOLE               141,742
Primus Telecommunications Grp   COM   741929103    1,095     140,630     SH          OTHER                         140,630
Sensormatic Electrs Corp        COM   817265101    2,390     251,600     SH           SOLE               251,600
Sepracor Inc                    COM   817315104   18,959     168,900     SH           SOLE               168,900
Software Spectrum Inc           COM   833960107      568      41,640     SH           SOLE                41,640
Sybase Inc                      COM   871130100    3,692     465,000     SH           SOLE               465,000
Tektronix Inc                   COM   879131100    1,153      45,675     SH           SOLE                45,675
Tripos Inc                      COM   896928108      380      43,433     SH           SOLE                43,433
Unisource Worldwide Inc         COM   909208100       23       3,182     SH           SOLE                 3,182
